Shareholder Report, Holdings (Details) - Investor Class	Jun. 30, 2024
First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Accenture PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%